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                  [LETTERHEAD OF SECURITY LIFE APPEARS HERE]

February 13, 1996


VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549


Re: Security Life Separate Account A1 (the "Separate Account") of Security Life of Denver Insurance Company
     File Number 33-78444


Commissioners:

Enclosed for filing pursuant to the requirement of Rule 497(d) under the Securities Act of 1933 is a copy of a special supplement dated February 8, 1996 to the Prospectus dated May 1, 1995 of the above-referenced Separate Account. The supplement describes a recent change by Standard & Poor's of the rating of Security Life of Denver Insurance Company.

Please call the undersigned at 303-894-4923 if you have any questions.

Sincerely,



/s/ Kurt W. Bernlohr

Kurt W. Bernlohr
Assistant General Counsel
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       SUPPLEMENT dated February 8, 1996 to Prospectus dated May 1, 1995

                        The Exchequer Variable Annuity


The following table replaces the table of ratings that appears on page 20 of the Prospectus. Please retain this information for future reference:


                 A.M. Best            A+ (superior)

                 Duff & Phelp's            AAA

                 Moody's                   Aa2

                 Standard & Poor's         AA

                 Weiss Research, Inc.      A